DEBT (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Less: issuance costs and discounts amortized to interest expense	$ (11,032)	$ (14,127)	$ (20,785)
Less: short-term debt - net	(6,672)	(6,481)	(14,271)
Long-term debt, net	1,713,807	1,750,990	1,793,460
Senior Notes
Debt Instrument [Line Items]
Long-term Debt, Gross	300,000	300,000	300,000
USD Term Loans
Debt Instrument [Line Items]
Long-term Debt, Gross	992,600	997,800	1,008,200
EUR Term Loans
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 438,911	$ 473,798	$ 520,316